Share capital - Capital Issued (Details) - EUR (€)							12 Months Ended
	Jun. 22, 2024	Dec. 13, 2023	Nov. 10, 2023	Nov. 07, 2023	Sep. 11, 2023	Apr. 20, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2024	Apr. 19, 2023	Dec. 31, 2021
Disclosure of classes of share capital
Equity							€ (65,704,000)	€ (1,843,000)	€ (27,045,000)			€ 26,790,000
Par value per share (euro per share)							€ 0.03	€ 0.03
Net losses							€ 68,132,000	€ 39,700,000	57,041,000
Janssen
Disclosure of classes of share capital
Adjustments for fair value losses								4,200,000
Share Capital
Disclosure of classes of share capital
Equity	€ 1,422,805.53					€ 1,056,911.46	€ 1,422,805.53	€ 1,413,999.85	€ 1,046,000	€ 1,413,999.85	€ 1,046,276.16	€ 1,045,000
Number of shares outstanding (in shares)							47,426,851	47,133,328	34,875,872			34,825,872
Par value per share (euro per share)				€ 0.03
Increase (decrease) in equity	€ 8,805.69	€ 27,037.68	€ 112,887.69	€ 188,373.9	€ 28,789.11	€ 10,635.3
Increase (decrease) in number of shares outstanding				6,279,130
Capital increase, net (in shares)							293,523	12,257,456	50,000
Share Capital | ADS Shares
Disclosure of classes of share capital
Capital increase, net (in shares)				3,786,907
Share Capital | Janssen
Disclosure of classes of share capital
Par value per share (euro per share)			€ 0.03		€ 0.03
Capital increase, net (in shares)			3,762,923		959,637
Share Capital | Janssen | ADS Shares
Disclosure of classes of share capital
Par value per share (euro per share)		€ 0.03
Capital increase, net (in shares)		901,256
Share Capital | AGA 2021
Disclosure of classes of share capital
Par value per share (euro per share)						€ 0.03
Capital increase, net (in shares)						354,510
Share Capital | AGA 2022
Disclosure of classes of share capital
Par value per share (euro per share)	€ 0.03
Capital increase, net (in shares)	293,523